REVENUES - Revenue By Source (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUES
Revenue	¥ 7,355,677	$ 1,007,723	¥ 5,952,028	¥ 4,511,062
Online recruitment services to enterprise customers
REVENUES
Revenue	7,270,026	995,989	5,889,101	4,461,282
Others
REVENUES
Revenue	85,651	$ 11,734	62,927	49,780
Key accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	1,771,638		1,261,718	1,033,561
Mid-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	2,543,363		2,130,881	1,774,855
Small-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 2,955,025		¥ 2,496,502	¥ 1,652,866